UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05820

Brookfield Total Return Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited)
June 30, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.3%
U.S. Government Agency Collateralized Mortgage Obligations - 0.1%
Federal National Mortgage Association
Series 1997-79, Class PL 1	6.85%	12/18/27	$192	$223,293
Total U.S. Government Agency Collateralized Mortgage Obligations				223,293
U.S. Government Agency Pass-Through Certificates - 5.2%
Federal Home Loan Mortgage Corporation
Federal Home Loan Mortgage Corporation	3.50	TBA	2,000	2,057,500
Pool Q03049 1	4.50	08/01/41	2,238	2,443,173
Pool C69047 1	7.00	06/01/32	344	393,818
Pool C53494 1	7.50	06/01/31	43	44,120
Pool C56878 1	8.00	08/01/31	48	49,425
Pool C58516 1	8.00	09/01/31	39	39,852
Pool C59641 1	8.00	10/01/31	209	243,951
Pool C55166 1	8.50	07/01/31	101	108,903
Pool C55167 1	8.50	07/01/31	64	66,112
Pool C55169 1	8.50	07/01/31	61	62,880
Pool G01466 1	9.50	12/01/22	260	282,712
Pool 555538 1	10.00	03/01/21	80	84,950
Pool 555559 1	10.00	03/01/21	56	59,942
Federal National Mortgage Association
Federal National Mortgage Association	3.50	TBA	3,500	3,606,914
Pool 753914 1	5.50	12/01/33	990	1,116,355
Pool 761836 1	6.00	06/01/33	549	626,804
Pool 948362 1	6.50	08/01/37	188	211,717
Pool 555933 1	7.00	06/01/32	1,493	1,777,606
Pool 645912 1	7.00	06/01/32	324	368,961
Pool 945913 1	7.00	06/01/32	479	552,806
Pool 650131 1	7.00	07/01/32	332	362,310
Pool 789284 1	7.50	05/01/17	15	14,891
Pool 827853 1	7.50	10/01/29	33	33,050
Pool 545990 1	7.50	04/01/31	548	646,036
Pool 255053 1	7.50	12/01/33	120	139,975
Pool 735576 1	7.50	11/01/34	683	843,876
Pool 896391 1	7.50	06/01/36	329	369,638
Pool 735800 1	8.00	01/01/35	409	495,229
Pool 636449 1	8.50	04/01/32	357	426,806
Pool 458132 1	8.92	03/15/31	582	679,189
Pool 852865 1	9.00	07/01/20	353	388,261
Pool 545436 1	9.00	10/01/31	301	374,505
Total U.S. Government Agency Pass-Through Certificates				18,972,267
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $18,264,312)				19,195,560
ASSET-BACKED SECURITIES - 5.7%
Housing Related Asset-Backed Securities - 5.7%
ACE Securities Corporation Manufactured Housing Trust
Series 2003-MH1, Class A4 2,3	6.49	08/15/30	1,511	1,663,826
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	08/01/32	228	248,951
Conseco Financial Corp.
Series 1998-3, Class A6	6.76	03/01/30	948	1,012,668
Series 1997-7, Class A7	6.96	07/15/28	674	693,506
Series 1997-2, Class A6	7.24	06/15/28	75	77,563
Series 1997-6, Class A9	7.55	01/15/29	627	647,970
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A5	5.87	04/15/40	166	174,760
Series 2001-B, Class A6	6.47	04/15/40	847	903,603
Series 2001-B, Class M1	6.63	04/15/40	4,717	5,152,035
Mid-State Capital Corporation Trust
Series 2004-1, Class M1	6.50	08/15/37	4,184	4,480,065
Series 2004-1, Class M2 4
(Acquired 07/01/04, Cost $3,697,363, 1.1%)	8.11	08/15/37	3,448	3,963,233
Origen Manufactured Housing Contract Trust
Series 2005-B, Class A4	5.91	01/15/37	1,626	1,702,607
Total Housing Related Asset-Backed Securities				20,720,787
TOTAL ASSET-BACKED SECURITIES
(Cost $20,533,187)				20,720,787

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS - 58.9%
Non-Agency Mortgage-Backed Securities - 58.9%
Alternative Loan Trust
Series 2007-OA3, Class 1A1 5,6	0.33%	04/25/47	$6,685	$5,569,731
Series 2005-51, Class 4A1 5,6	0.51	11/20/35	5,080	4,083,417
Series 2007-2CB, Class 1A15	5.75	03/25/37	928	837,613
Series 2007-12T1, Class A22	5.75	06/25/37	3,949	3,272,048
Series 2006-29T1, Class 2A5	6.00	10/25/36	3,423	3,026,583
Series 2006-29T1, Class 3A3 6,7	76.51	10/25/36	999	3,673,122
Asset Backed Securities Corporation Home Equity Loan Trust
Series 2007-HE1, Class A4 5,6	0.32	12/25/36	2,197	1,872,140
Banc of America Funding Trust
Series 2003-3, Class B4 4
(Acquired 01/28/04, Cost $166,249, 0.0%)	5.49	10/25/33	183	64,519
Series 2003-3, Class B5 4
(Acquired 01/28/04, Cost $94,958, 0.0%)	5.49	10/25/33	126	28,405
Series 2006-G, Class 3A2 6	5.75	07/20/36	6,073	6,019,564
BCAP LLC Trust
Series 2012-RR4, Class 5A6 2,3,6	2.38	05/26/36	4,434	3,109,266
BNC Mortgage Loan Trust
Series 2007-2, Class A5 5,6	0.50	05/25/37	5,992	4,306,995
Carefree Portfolio Trust
Series 2014-CARE, Class F 2,3,5,6	2.77	11/15/29	4,980	4,721,603
CD Commercial Mortgage Trust
Series 2007-CD4, Class AMFX 1	5.37	12/11/49	5,000	5,187,130
Citicorp Mortgage Securities Trust
Series 2006-3, Class 1A4	6.00	06/25/36	1,854	1,911,738
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2 2,3,6	2.17	04/25/45	3,244	2,702,510
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-5, Class A29	5.50	05/25/37	683	637,959
Series 2006-21, Class A11	5.75	02/25/37	2,278	2,146,752
Series 2004-21, Class A10	6.00	11/25/34	315	326,074
Series 2007-18, Class 1A1	6.00	11/25/37	706	648,273
Series 2006-14, Class A4	6.25	09/25/36	4,654	4,453,574
Credit Suisse Mortgage Corp.
Series 2010-19R, Class 5A4 2,3	3.25	08/27/36	7,280	7,078,868
First Republic Mortgage Bank Mortgage Pass-Through Certificates
Series 2000-FRB1, Class B3 4,6
(Acquired 08/30/01, Cost $76,102, 0.0%)	0.69	06/25/30	79	51,208
GMAC Mortgage Home Equity Loan Trust
Series 2007-HE2, Class A2	6.05	12/25/37	3,429	3,396,568
Series 2007-HE2, Class A3	6.19	12/25/37	1,278	1,272,209
GSAMP Trust
Series 2006-HE5, Class A2C 5,6	0.34	08/25/36	4,380	3,812,376
Series 2006-HE8, Class A2C 5,6	0.36	01/25/37	6,277	5,238,081
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25	07/25/35	783	808,353
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3 2,3,5	5.77	09/25/35	5,234	5,358,140
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 5,6	0.29	01/25/37	991	519,010
Series 2006-HE2, Class A3 5,6	0.35	08/25/36	9,646	4,028,824
Series 2006-HE3, Class A4 5,6	0.42	01/25/37	765	416,956
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 4,6
(Acquired 10/29/04, Cost $184,058, 0.0%)	2.11	10/25/33	214	83,023
Series 2003-A2, Class B4 4,6
(Acquired 10/29/04, Cost $127,490, 0.0%)	2.34	11/25/33	148	37,694
Master Asset Backed Securities Trust
Series 2006-NC3, Class A3 5,6	0.29	10/25/36	2,578	1,592,475
Series 2006-NC2, Class A4 5,6	0.34	08/25/36	1,673	901,001
Series 2006-NC3, Class A4 5,6	0.35	10/25/36	2,753	1,716,521
Series 2006-HE5, Class A3 5,6	0.35	11/25/36	5,362	3,680,876
Series 2006-NC3, Class A5 5,6	0.40	10/25/36	4,244	2,666,546
Series 2006-HE5, Class A4 5,6	0.41	11/25/36	1,809	1,252,878
Series 2006-NC2, Class A5 5,6	0.43	08/25/36	622	340,420
Series 2005-NC2, Class A4 5,6	0.54	11/25/35	6,854	4,627,654
Mid-State Capital Corporation Trust
Series 2004-1, Class B	8.90	08/15/37	348	386,825
Mid-State Trust IV
Series 4, Class A	8.33	04/01/30	4,831	5,047,457

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS (continued)
Mid-State Trust X
Series 10, Class B 4
(Acquired 01/05/04, Cost $1,609,170, 0.5%)	7.54%	02/15/36	$1,664	$1,781,456
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV4 5,6	0.47	09/25/36	11,268	10,402,156
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12 2,3,5,6	0.34	10/26/36	14,656	11,682,649
Series 2014-1R, Class 2A11 2,3,6	0.38	02/26/37	14,981	7,743,692
Series 2015-4R, Class 3A8 2,3	2.47	01/26/36	8,944	6,268,662
Series 2014-6R, Class 5A7 2,3,6	2.51	04/26/37	4,521	2,961,106
Series 2015-6R, Class 2A4 3	8.00	01/26/37	7,299	5,853,068
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4	6.81	12/15/31	8,461	8,414,660
Series 2001-D, Class A4	6.93	09/15/31	1,114	1,004,294
RALI Trust
Series 2006-QO1, Class 2A1 5,6	0.46	02/25/46	4,082	2,387,299
Series 2006-QO7, Class 2A1 6	1.01	09/25/46	10,931	7,835,340
Series 2007-QS6, Class A2 6,7	54.03	04/25/37	296	700,583
Series 2006-QS14, Class A30 6,7	78.82	11/25/36	189	572,375
Resix Finance Limited Credit-Linked Notes
Series 2003-CB1, Class B8 2,3,4,6
(Acquired 12/24/04, Cost $912,328, 0.1%)	6.93	06/10/35	1,028	369,969
Series 2004-B, Class B9 2,3,4,6
(Acquired 05/21/04, Cost $265,215, 0.0%)	8.43	02/10/36	265	155,153
Series 2004-A, Class B10 2,3,4,6
(Acquired 03/09/04, Cost $118,045, 0.0%)	11.68	02/10/36	118	1,972
RFMSI Trust
Series 2004-S1, Class B1 4
(Acquired 02/26/04, Cost $140,515, 0.0%)	5.25	02/25/34	155	35,795
Series 2004-S1, Class B2 4
(Acquired 02/26/04, Cost $0, 0.0%)	5.25	02/25/34	113	6,320
Series 2003-S7, Class B2 4
(Acquired 05/19/03, Cost $0, 0.0%)	5.50	05/25/33	98	1
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC1, Class A2B 5,6	0.34	12/25/36	6,119	3,400,704
Series 2007-BR2, Class A2 5,6	0.42	02/25/37	3,951	2,260,849
Towd Point Mortgage Trust
Series 2015-2, Class 2A1 1,2,3	3.75	11/25/57	9,492	9,771,117
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR17, Class 1A 6	0.97	12/25/46	1,165	929,788
Series 2007-HY5, Class 3A1 6	4.47	05/25/37	1,543	1,445,139
Series 2003-S1, Class B4 2,3,4
(Acquired 10/25/07, Cost $16,475, 0.0%)	5.50	04/25/33	111	1
Series 2007-5, Class A11 6,7	38.36	06/25/37	106	200,776
Series 2005-6, Class 2A3 6,7	49.09	08/25/35	148	251,494
Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class B4 4
(Acquired 04/13/05, Cost $430,852, 0.0%)	5.50	06/25/34	536	76,318
Series 2006-9, Class 1A19	6.00	08/25/36	6,145	6,172,911
Series 2007-8, Class 1A22	6.00	07/25/37	5,330	5,389,780
Series 2007-8, Class 2A2	6.00	07/25/37	934	918,048
Series 2007-13, Class A7	6.00	09/25/37	341	342,948
Series 2005-18, Class 2A10 6,7	22.05	01/25/36	160	194,910
Total Non-Agency Mortgage-Backed Securities				212,444,312
TOTAL RESIDENTIAL MORTGAGE RELATED HOLDINGS
(Cost $205,019,799)				212,444,312
COMMERCIAL MORTGAGE RELATED HOLDINGS - 52.4%
Class B Notes - 1.3%
901 Ponce de Leon Blvd. 8	11.00	09/01/19	1,875	1,875,000
Barrington Centre Office 8	12.00	07/01/17	545	545,000
Creekwood Village Apartments 8	11.00	04/01/20	670	670,000
Kilcullen Quads 8	11.00	01/01/18	500	500,000
La Paloma Corporate Center 8	11.00	09/01/17	500	500,000
Shoppes At Forest Greene 8	10.00	01/01/18	525	525,000
Total Class B Notes				4,615,000
Commercial Mortgage-Backed Securities - 49.1%
A10 Securitization LLC
Series 2015-A, Class B 2,3,6,8	4.19	05/15/30	10,000	9,978,000
Series 2015-1, Class C 2,3	4.45	04/15/34	2,865	2,826,314
Series 2015-1, Class D 2,3	4.99	04/15/34	1,000	987,572
A10 Term Asset Financing LLC
Series 2014-1, Class B 2,3	3.87	04/15/33	2,112	2,091,243
Series 2013-2, Class B 2,3	3.68	11/15/27	2,927	2,939,571

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
COMMERCIAL MORTGAGE RELATED HOLDINGS (continued)
Series 2014-1, Class C 2,3	4.57%	04/15/33	$1,171	$1,168,877
Series 2014-1, Class D 2,3	5.08	04/15/33	328	327,589
Series 2013-2, Class C 2,3	5.12	11/15/27	2,000	2,035,248
Series 2013-2, Class D 2,3	6.23	11/15/27	501	519,376
ACRE Commercial Mortgage Trust
Series 2013-FL1, Class D 1,2,3,6	4.57	06/15/30	5,000	5,029,935
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ 1	5.42	10/10/45	13,150	13,548,774
Series 2007-3, Class AJ 1	5.75	06/10/49	14,670	15,208,609
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW11, Class H 2,3,4
(Acquired 03/08/06, Cost $1,698,878, 0.0%)	5.60	03/11/39	1,742	29,612
Commercial Mortgage Trust
Series 2007-C9, Class AJFL 1,2,3,6	0.88	12/10/49	9,277	9,012,865
Series 2006-GG7, Class AJ 1	6.01	07/10/38	3,830	3,879,238
Series 2007-GG11, Class AJ 1	6.25	12/10/49	10,330	10,745,194
Series 2007-GG11, Class B	6.35	12/10/49	3,568	3,276,064
Series 2007-GG11, Class C	6.35	12/10/49	8,400	6,663,216
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL 1,6	0.42	01/15/49	7,000	6,749,309
Series 2006-C1, Class K 2,3,4
(Acquired 03/07/06, Cost $5,905,272, 0.1%)	5.64	02/15/39	6,199	474,435
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C2, Class AMFX 1	4.88	04/15/37	8,217	8,226,263
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class AM	6.09	02/12/51	1,180	1,281,079
Series 2009-IWST, Class D 1,2,3,4
(Acquired 06/28/07, Cost $7,658,142, 2.3%)	7.69	12/05/27	7,000	8,281,679
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ 1	5.48	02/15/40	7,460	7,729,000
Series 2007-C7, Class AJ	6.46	09/15/45	10,000	10,572,390
LNR CDO V Ltd.
Series 2007-1A, Class F 2,3,4,6
(Acquired 02/27/07, Cost $3,750,000, 0.0%)	1.64	12/26/49	3,750	–
Morgan Stanley Capital I Trust
Series 2006-IQ11, Class J 2,3,4
(Acquired 05/24/06, Cost $0, 0.0%)	5.53	10/15/42	154	2,466
Series 2007-HQ13, Class A3 1	5.57	12/15/44	6,108	6,481,455
Series 2007-T25, Class AJ 1	5.57	11/12/49	12,500	12,664,950
Series 2007-T27, Class AJ 1	5.83	06/11/42	3,757	4,064,210
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L 2,3,4
(Acquired 05/11/07, Cost $0, 0.0%)	5.13	04/15/47	1,787	358
Series 2005-C20, Class F 2,3,4
(Acquired 10/15/10, Cost $3,581,254, 0.9%)	5.38	07/15/42	4,000	3,360,300
Series 2007-C30, Class AJ	5.41	12/15/43	6,500	6,647,264
Series 2007-C33, Class AJ	6.15	02/15/51	10,000	10,338,290
Total Commercial Mortgage-Backed Securities				177,140,745
Mezzanine Loan - 2.0%
BOCA Mezzanine	8.19	08/15/15	7,107	7,106,803
Total Mezzanine Loan				7,106,803
TOTAL COMMERCIAL MORTGAGE RELATED HOLDINGS
(Cost $189,061,116)				188,862,548
INTEREST-ONLY SECURITIES - 0.9%
Commercial Mortgage Trust
Series 2001-J2A, Class EIO 2,3,9	3.85	07/16/34	10,000	352,250
Federal National Mortgage Association
Series 2013-32, Class IG 9	3.50	04/25/33	6,959	1,101,871
Series 2012-125, Class MI 9	3.50	11/25/42	4,187	921,052
Series 2011-46, Class BI 9	4.50	04/25/37	3,758	394,684
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 2,3,9	1.25	05/10/36	1,430	29,227
Government National Mortgage Association
Series 2005-76, Class IO 1,9	0.61	09/16/45	16,525	191,924
Series 2010-132, Class IO 1,9	0.75	11/16/52	6,912	325,530
Vendee Mortgage Trust
Series 1997-2, Class IO 9	0.02	06/15/27	10,788	5,559
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1 2,3,9	1.95	11/15/34	881	1,632
TOTAL INTEREST-ONLY SECURITIES
(Cost $4,563,841)				3,323,729

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS - 9.3%
Automotive - 0.2%
American Axle & Manufacturing, Inc. 1	6.63%	10/15/22	$300	$315,000
American Axle & Manufacturing, Inc. 1	7.75	11/15/19	350	395,500
Total Automotive				710,500
Basic Industry - 0.7%
Alpha Natural Resources, Inc. 10	6.25	06/01/21	775	54,250
Arch Coal, Inc.	7.25	06/15/21	925	129,500
AVINTIV Specialty Materials, Inc. 1	7.75	02/01/19	244	251,320
FMG Resources August 2006 Property Ltd. 2,3,11	6.88	04/01/22	525	368,156
Hexion, Inc. 1	9.00	11/15/20	600	432,000
PulteGroup, Inc. 1	6.38	05/15/33	550	556,875
United States Steel Corp.	7.00	02/01/18	325	346,938
Xerium Technologies, Inc. 1	8.88	06/15/18	525	543,375
Total Basic Industry				2,682,414
Capital Goods - 0.3%
Crown Cork & Seal Company, Inc.	7.38	12/15/26	350	392,875
Terex Corp.	6.50	04/01/20	600	628,500
Total Capital Goods				1,021,375
Consumer Goods - 0.3%
ACCO Brands Corp. 1	6.75	04/30/20	600	630,000
Post Holdings, Inc. 1	7.38	02/15/22	500	508,750
Total Consumer Goods				1,138,750
Consumer Non-Cyclical - 0.1%
Bumble Bee Holdings, Inc. 1,2,3	9.00	12/15/17	516	541,155
Energy - 1.8%
BreitBurn Energy Partners LP	7.88	04/15/22	675	560,250
Calfrac Holdings LP 1,2,3	7.50	12/01/20	600	554,040
Crestwood Midstream Partners LP	6.00	12/15/20	600	621,000
EV Energy Partners LP 1	8.00	04/15/19	800	744,000
Ferrellgas Partners LP 1	8.63	06/15/20	500	517,500
Global Partners LP 1	6.25	07/15/22	400	384,000
ION Geophysical Corp.	8.13	05/15/18	300	210,000
Linn Energy LLC	7.75	02/01/21	300	233,250
Linn Energy LLC	8.63	04/15/20	300	246,063
Precision Drilling Corp. 11	6.63	11/15/20	300	294,000
RKI Exploration & Production LLC 2,3	8.50	08/01/21	350	346,500
Targa Pipeline Partners LP 1,8	5.88	08/01/23	600	630,546
Trinidad Drilling Ltd. 1,2,3,11	7.88	01/15/19	600	600,000
W&T Offshore, Inc.	8.50	06/15/19	600	416,250
Total Energy				6,357,399
Healthcare - 1.1%
CHS/Community Health Systems, Inc. 1	7.13	07/15/20	700	741,650
HCA, Inc. 1	5.88	05/01/23	150	159,375
HCA, Inc. 1	8.00	10/01/18	600	696,000
Jaguar Holding Company II 1,2,3	9.50	12/01/19	600	639,000
Kindred Healthcare, Inc. 1	6.38	04/15/22	700	699,125
Service Corporation International 1	6.75	04/01/16	400	412,000
Service Corporation International 1	8.00	11/15/21	450	524,250
Total Healthcare				3,871,400
Leisure - 1.0%
Boyd Gaming Corp.	9.00	07/01/20	600	651,000
Cedar Fair LP	5.25	03/15/21	200	205,500
Chester Downs & Marina LLC 1,2,3	9.25	02/01/20	825	643,500
MGM Resorts International	7.63	01/15/17	350	373,187
MGM Resorts International	7.75	03/15/22	125	137,500
MGM Resorts International	8.63	02/01/19	275	310,750
MTR Gaming Group, Inc.	11.50	08/01/19	621	660,538
Palace Entertainment Holdings LLC 2,3	8.88	04/15/17	525	525,000
Total Leisure				3,506,975
Media - 1.1%
Cablevision Systems Corp.	8.63	09/15/17	500	545,000
CCO Holdings LLC	5.75	01/15/24	250	251,250
CCO Holdings LLC	6.63	01/31/22	300	312,750
Clear Channel Worldwide Holdings, Inc.	7.63	03/15/20	750	781,875
Lamar Media Corp.	5.38	01/15/24	550	556,187
Mediacom Broadband LLC 1	6.38	04/01/23	550	550,000
National CineMedia LLC	6.00	04/15/22	525	544,005
Numericable-SFR SAS 2,3,11	6.00	05/15/22	500	492,813
Total Media				4,033,880

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS (continued)
Retail - 0.3%
L Brands, Inc. 1	7.60%	07/15/37	$500	$563,750
Roundy's Supermarkets, Inc. 2,3	10.25	12/15/20	500	425,000
Total Retail				988,750
Services - 0.9%
Avis Budget Car Rental LLC	5.50	04/01/23	550	543,125
Casella Waste Systems, Inc.	7.75	02/15/19	500	505,000
H&E Equipment Services, Inc.	7.00	09/01/22	600	618,750
Iron Mountain, Inc.	6.00	08/15/23	250	261,250
Iron Mountain, Inc.	8.38	08/15/21	18	18,585
Jurassic Holdings III, Inc. 2,3	6.88	02/15/21	100	78,000
Standard Pacific Corp. 1	8.38	05/15/18	300	342,000
Standard Pacific Corp. 1	8.38	01/15/21	450	522,000
United Rentals North America, Inc. 1	7.63	04/15/22	450	487,125
Total Services				3,375,835
Technology & Electronics - 0.2%
First Data Corp. 1,2,3	7.38	06/15/19	750	779,625
Telecommunications - 1.3%
CenturyLink, Inc.	7.65	03/15/42	300	271,500
Cincinnati Bell, Inc.	8.38	10/15/20	414	435,735
FairPoint Communications, Inc. 2,3	8.75	08/15/19	600	624,000
Frontier Communications Corp.	7.63	04/15/24	550	485,375
Intelsat Jackson Holdings SA 11	5.50	08/01/23	600	531,300
Level 3 Financing, Inc.	8.63	07/15/20	525	561,067
Qwest Capital Funding, Inc. 1	6.88	07/15/28	350	343,875
T-Mobile USA, Inc.	6.63	04/01/23	550	571,312
Wind Acquisition Finance SA 2,3,11	7.38	04/23/21	250	252,813
Windstream Services LLC	7.50	06/01/22	525	461,344
Total Telecommunications				4,538,321
TOTAL CORPORATE BONDS
(Cost $35,945,186)				33,546,379
			Shares	Value
PREFERRED STOCKS - 1.8%
Finance & Investment - 1.8%
Ally Financial, Inc., 7.00% 2,3			2,500	$2,538,672
Public Storage, 6.00%			160,000	4,012,800
Total Finance & Investment				6,551,472
TOTAL PREFERRED STOCKS
(Cost $6,515,625)				6,551,472
Total Investments - 134.3%
(Cost $479,903,066)				484,644,787
Liabilities in Excess of Other Assets - (34.3)%				(123,796,429)
TOTAL NET ASSETS - 100.0%				$360,848,358

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1-	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
2-
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of June 30, 2015, the total value of all such securities was $122,445,357 or 33.9%   of net assets.

3-	Private Placement.
4-
Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors. The values in the  parenthesis represents the acquisition date, cost and the percentage of net assets, respectively. As of June 30, 2015, the total value of all such securities was $18,803,917 or 5.2% of net assets.

5-	Security is a "step up" bond where the coupon increases or steps up at a predetermined date.
6-	Variable rate security - Interest rate shown as the rate in effect as of June 30, 2015.
7-	Security is an inverse floating rate bond.
8-
Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors.  As of June 30, 2015, the total value of all such securities was $15,223,546 or 4.2% of net assets.

9-	Interest rate is based on the notional amount of the underlying mortgage pools.
10-	Issuer is currently in default on its regularly scheduled interest payment.
11-	Foreign security or a U.S. security of a foreign company.

Notes to Financial Statements (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1-	quoted prices in active markets for identical assets or liabilities
• Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2015:

Valuation Inputs	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$19,195,560	$-	$19,195,560
Asset-Backed Securities	-	20,720,787	-	20,720,787
Residential Mortgage Related Holdings	-	-	212,444,312	212,444,312
Commercial Mortgage Related Holdings	-	-	188,862,548	188,862,548
Interest-Only Securities	-	-	3,323,729	3,323,729
Corporate Bonds	-	32,915,833	630,546	33,546,379
Preferred Stocks	4,012,800	2,538,672	-	6,551,472
Total	$4,012,800	$75,370,852	$405,261,135	$484,644,787

The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of June 30, 2015. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements (1)
Assets	Value as of June 30, 2015	Valuation Methodology	Significant Unobservable Input	Price
Commercial Mortgage Related Holdings
901 Ponce de Leon Blvd.	$1,875,000	Discounted Cash Flow	Broker Quote	$100.00
Barrington Centre Office	545,000	Discounted Cash Flow	Broker Quote	100.00
Creekwood Village Apartments	670,000	Discounted Cash Flow	Broker Quote	100.00
Kilcullen Quads	500,000	Discounted Cash Flow	Broker Quote	100.00
La Paloma Corporate Center	500,000	Discounted Cash Flow	Broker Quote	100.00
Shoppes At Forest Greene	525,000	Discounted Cash Flow	Broker Quote	100.00
A10 Securitization LLC, Series 2015-A, Class B	9,978,000	Discounted Cash Flow	Implied Spread to Index	99.78
Corporate Bonds
Targa Pipeline Partners LP	630,546	Discounted Cash Flow	Implied Spread to Index	105.09
	$15,223,546
(1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At June 30, 2015, the value of these securities was approximately $390,037,589. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	Asset-Backed Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Interest-Only Securities	Corporate Bonds	Total
Balance as of September 30, 2014	$1,773,069	$171,344,876	$222,025,425	$18,358,034	$-	$413,501,404
Accrued Discounts (Premiums)	-	331,152	3,491,086	(985,553)	-	2,836,685
Realized Gain (Loss)	-	7,455,363	5,726,739	35,379,918	-	48,562,020
Change in Unrealized Appreciation (Depreciation)	(8,775)	(4,350,450)	(10,595,476)	(836,710)	-	(15,791,411)
Purchases at cost	-	76,056,010	18,480,300	-	-	94,536,310
Sales proceeds	(1,764,294)	(53,089,140)	(50,265,526)	(48,591,960)	-	(153,710,920)
Transfers into Level 3	-	14,696,501	-	-	630,546	15,327,047	(a)
Balance as of June 30, 2015	$-	$212,444,312	$188,862,548	$3,323,729	$630,546	$405,261,135
Change in unrealized gains or losses relating to assets still held at reporting date	$-	$(43,631)	$(3,723,680)	$(825,305)	$-	$(4,592,616)

(a) Transferred due to a decrease of observable market data for these securities.

For the nine months ended June 30, 2015, transfers from Level 1 to Level 2 were $2,538,672, which represents a security that was previously priced using the market close price and currently priced using mean of the bid and ask price. The transfers were due to lack of trading volume. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur. There have been no additional transfers between the Levels.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At June 30, 2015, the Fund had the following reverse repurchase agreements outstanding:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable For Reverse Repurchase Agreements

Credit Suisse	0.52%	5/5/2015	8/5/2015	$652,000	$652,537
Goldman Sachs	0.40%	5/4/2015	8/4/2015	7,468,000	7,472,813
JP Morgan Chase	0.39%	4/6/2015	7/6/2015	5,177,000	5,181,823
JP Morgan Chase	1.04%	6/4/2015	7/6/2015	275,000	275,213
JP Morgan Chase	1.04%	6/11/2015	7/13/2015	5,850,000	5,853,365
JP Morgan Chase	1.63%	4/20/2015	7/20/2015	6,706,000	6,727,808
RBC Capital Markets	0.90%	4/2/2015	7/2/2015	10,363,000	10,386,207
RBC Capital Markets	0.90%	4/21/2015	7/2/2015	330,000	330,583
RBC Capital Markets	0.91%	6/12/2015	9/14/2015	2,202,000	2,203,061
RBC Capital Markets	1.38%	4/28/2015	7/28/2015	4,722,000	4,733,576
RBC Capital Markets	1.52%	4/2/2015	7/2/2015	11,524,000	11,567,813
RBC Capital Markets	1.53%	4/16/2015	7/16/2015	17,522,000	17,578,431
RBC Capital Markets	1.53%	6/3/2015	9/3/2015	4,008,000	4,012,777
RBC Capital Markets	1.54%	6/12/2015	9/14/2015	43,364,000	43,399,196
RBC Capital Markets	1.88%	10/2/2014	10/2/2015	3,061,000	3,104,447
RBC Capital Markets	1.93%	10/2/2014	10/2/2015	2,768,000	2,808,334
Wells Fargo	1.04%	6/1/2015	7/1/2015	8,984,000	8,991,758
Total				$134,976,000	$135,279,742

(1) The average daily balance of reverse repurchase agreements outstanding for the Fund during the nine months ended June 30, 2015 was $148,816,333 at a weighted average interest rate of 1.31%.

TBA Transactions: The Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of passthrough securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. The Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, the Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a “TBA roll,” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, the Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at June 30, 2015 were as follows:

 Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal Home Loan Mortgage Corporation	3.50%	$2,000,000	$2,051,278
Federal National Mortgage Association	3.50	3,500,000	3,596,299
Total		$5,500,000	$5,647,577

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at June 30, 2015 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$479,903,066	$24,959,379	$(20,217,658)	$4,741,721

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brookfield Total Return Fund Inc.

By (Signature and Title)  /s/ Brian F. Hurley
     Brian F. Hurley
     President and Principal Executive Officer

Date:   August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian F. Hurley
      Brian F. Hurley
      President and Principal Executive Officer

Date: August 27, 2015

By (Signature and Title)   /s/ Angela W. Ghantous
       Angela W. Ghantous
       Treasurer and Principal Financial Officer

Date: August 27, 2015